Marketable securities and investment in associate (Disclosure of Investment In Associate) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Marketable Securities [Abstract]
Opening balance	$ 0	$ 0
Transition from marketable security to equity method	855,000	0
Shares for debt transaction	2,064,000	0
Equity pick-up	(102,756)	0
Disposition	(2,816,244)	0
Closing balance	$ 0	$ 0